Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2021
Summary of Maximum Potential Amount of Future Payments under Guarantees
The MHFG Group, when necessary, requires collateral such as cash, investment securities and real estate or third-party guarantees depending on the amount of credit risk involved, and employs means such as sub-participation
to reduce the credit risk associated with guarantees. The maximum exposure or notional amount below does not represent the expected losses from the execution of the guarantees.

2020	Maximum potential/Contractual or Notional amount	Amount by expiration period
		One year or less	After one year through five years	After five years
	(in billions of yen)
Performance guarantees	2,456	1,511	735	210
Guarantees on loans	301	204	34	63
Guarantees on securities	110	22	88	—
Other guarantees	2,314	1,925	319	70
Guarantees for the repayment of trust principal	59	—	42	17
Liabilities of trust accounts	446	80	201	165
Derivative financial instruments	21,756	11,045	7,951	2,760

2021	Maximum potential/Contractual or Notional amount	Amount by expiration period
		One year or less	After one year through five years	After five years
	(in billions of yen)
Performance guarantees	2,730	1,662	882	186
Guarantees on loans	348	242	84	22
Guarantees on securities	79	23	56	—
Other guarantees	2,390	1,913	348	129
Guarantees for the repayment of trust principal	28	—	13	15
Liabilities of trust accounts	480	61	235	184
Derivative financial instruments	23,933	8,821	12,048	3,064

Summary of Contractual Amounts with Regard to Undrawn Commitments
The table below summarizes the contractual amounts with regard to these undrawn commitments at March 31, 2020 and 2021:

	2020	2021
	(in billions of yen)
Commitments to extend credit (Note)	76,633	93,999
Commercial letters of credit	690	797

Total	77,323	94,796

Note:	Commitments to extend credit include commitments to invest in s e curities.

Schedule of Balance Sheet Information Related to operating lease	The following table presents the consolidated balance sheet information related to operating
leases as of March 31, 2020 and 2021:

	2020		2021
	(in millions of yen, except for remaining lease term and discount rate)
Right-of-use assets (Note)	613,068		611,533
Lease liabilities (Note)	627,250		636,541
Weighted average:
Remaining lease term	15.7	years	15.6	years
Discount rate	0.55%		0.54%

Note:	Right-of-use assets and lease liabilities are included in Other assets and Other liabilities, respectively, on the consolidated balance sheets.

Schedule of operating lease cost and supplemental cash flow information	The following table presents lease cost and supplemental information related to operating leases for the fiscal years ended March 31, 2020 and 2021:

	2020	2021
	(in millions of yen)
Lease cost (Note)	126,840	119,453
Right-of-use assets obtained in exchange for new lease liabilities	60,047	108,430
Operating cash flows	102,066	102,150

Note:
Lease cost for operating leases are included in Occupancy expenses on the consolidated statements of income. The Group’s variable lease costs and costs for leases with terms of twelve months or less are not significant. Total rental expense for the fiscal year ended March 31, 2019 prior to the adoption of ASU
No.2016-02,
“Leases (Topic 842)” was ¥115,239 million.

Future Minimum Lease Payments for Capitalized Leases and Rental Payments for Operating Leases	The following table shows future lease payments under operating leases as of March 31, 2021:

As of March 31, 2021
(in millions of yen)
Fiscal year ending March 31:
2022	94,950
2023	64,146
2024	56,631
2025	50,158
2026	40,603
2027 and thereafter	357,096

Total lease payments	663,584

Amount representing interest	27,043

Total lease liabilities for operating leases	636,541

Performance guarantees, Guarantees on loans, Guarantees on securities and Other guarantees
Summary of Maximum Potential Amount of Future Payments under Guarantees
The table below presents the maximum potential amount of future payments of performance guarantees, guarantees on loans, guarantees on securities and other guarantees classified based on internal ratings at March 31, 2020 and 2021:

	2020	2021
	(in billions of yen)
Investment grade	4,233	4,427
Non-investment grade	948	1,120

Total	5,181	5,547

Note:	Investment grade in the internal rating scale generally corresponds to BBB- or above in the external rating scale.